Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
LTIPs
Share-based payments
Schedule of share options granted
	31 December 2021		31 December 2020		31 December 2019
	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)
Outstanding as at the beginning of the period	89,559	40.10	80,023	46.25	83,905	47.38
Granted during the period	19,075	-	14,233	-	-	-
Forfeited during the period	-	-	-	-	(3,882)	23.37
Exercised during the period	(5,780)	23.37	(4,697)	23.37	-	-
Expired during the period	-	-	-	-	-	-
Outstanding as at the end of the period	102,854	33.60	89,559	40.10	80,023	46.25
Exercisable as at the end of the period	69,546		44,003		15,535

Schedule of inputs to the model for the share options
	LTIP 2021-2024	LTIP 2020-2023
Exercise price	nil	nil
Expected volatility	40.51%	38.81%
Expected dividend yield	0.00%	0.00%
Risk-free rate	-0.62%	-0.72%
Vesting period	3 years	3 years
Share price at valuation date	€45.88	€92.40
Average share price prior to performance period	€93.53	€77.84

ELTIP
Share-based payments
Schedule of shares granted under the plan
	31 December 2021
	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	-	-
Granted during the period	1,005,093	65.99
Forfeited during the period	(49,627)	72.09
Vested during the period	(14,785)	73.80
Expired during the period	-	-
Outstanding at the end of the period	940,681	65.55

ESTI
Share-based payments
Schedule of shares granted under the plan
	31 December 2021
	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	-	-
Granted during the period	544,424	51.40
Forfeited during the period	(11,403)	51.40
Vested during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	533,021	51.40

ESOP
Share-based payments
Schedule of shares and share options granted under the plan
	31 December 2021				31 December 2020				31 December 2019
	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)	Number of share options	Weighted- average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period	87,185	39.14	130,231	72.96	118,434	34.46	102,956	44.20	126,102	25.46	153,897	25.71
Granted during the period	-	-	-	-	5,691	80.17	80,572	80.79	30,084	60.96	54,481	60.09
Forfeited during the period	(1,575)	65.41	(3,496)	68.63	(2,438)	63.23	(4,318)	62.00	(836)	54.62	(1,576)	54.62
Exercised/vested during the period	(2,851)	51.45	(60,145)	69.46	(34,502)	25.37	(48,979)	26.36	(36,916)	24.85	(103,846)	24.98
Expired during the period	-	-	-	-	-	-	-	-	-	-	-	-
Outstanding at the end of the period	82,759	39.37	66,589	76.34	87,185	39.14	130,231	72.96	118,434	34.46	102,956	44.20
Exercisable at the end of the period	69,545				55,580				50,758

Performance Share Plan (“PSP”) and Restricted Share Plan (“RSP”)
Share-based payments
Schedule of share options granted
	PSP		RSP
	31 December 2021	31 December 2020	31 December 2021	31 December 2020
	Number of share options	Number of share options	Number of share options	Number of share options
Outstanding as at the beginning of the period[1]	380,188	468,226	9,244	15,868
Granted during the period	-	-	-	-
Forfeited during the period	(72,186)	(87,929)	(720)	(278)
Exercised during the period	(30,469)	(109)	(862)	(6,346)
Expired during the period	-	-	-	-
Outstanding as at the end of the period	277,533	380,188	7,662	9,244
Exercisable as at the end of the period	21,189	13	-	-

Sharesave Plans and Deferred Share Bonus Plan (“DSBP”)
Share-based payments
Schedule of share options granted
	Sharesave Plans				DSBP
	31 December 2021	31 December 2021	31 December 2020	31 December 2020	31 December 2021	31 December 2020
	Number of share options	Weighted-average exercise price (in €)	Number of share options	Weighted-average exercise price (in €)	Number of share options	Number of share options
Outstanding as at the beginning of the period[1]	18,908	55.74	29,942	54.79	4,734	8,168
Granted during the period	-	-	-	-	-	-
Forfeited during the period	(4,016)	59.23	(989)	54.33	-	-
Exercised during the period	(4,738)	55.32	(10,045)	47.80	(3,156)	(3,434)
Expired during the period	-	-	-	-	-	-
Outstanding as at the end of the period	10,154	61.29	18,908	55.74	1,578	4,734
Exercisable as at the end of the period	10,841		2,471		-	1,578

Grubhub rollover plans
Share-based payments
Schedule of shares and share options granted under the plan
	31 December 2021
	Number of share options	Weighted-average exercise price (in €)	Number of shares	Weighted-average grant-date fair value (in €)
Outstanding at the beginning of the period[1]	1,647,504	55.63	2,447,654	77.54
Granted during the period	-	-	-	-
Forfeited during the period	(55,493)	103.67	(356,913)	77.54
Exercised/vested during the period	(87,426)	43.98	(606,610)	77.54
Expired during the period	-	-	-	-
Outstanding at the end of the period	1,504,585	54.57	1,484,131	77.54
Exercisable at the end of the period	1,457,828
[1]The beginning of the period is 15 June 2021, the date at which Just Eat Takeaway.com N.V. obtained control of Grubhub. Refer to Note 11 Business combinations for more details